Taxes - Reconciliation of effective tax rate (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.60%	20.60%	20.60%
Profit before taxes	kr 1,491	kr 2,121	kr 1,568
National tax based on profit before taxes	(308)	(437)	(323)
Tax adjustments	(1)	(1)	(1)
Other	0	0	0
Total income tax	kr (309)	kr (438)	kr (324)
Effective tax expense (percent)	20.70%	20.70%	20.70%